Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Warrants [Abstract]
Summary Of Warrants Outstanding

	Number of Warrants:
Warrant Issuance	June 30, 2020	December 31, 2019	Exercise Price	Expiration Date
Liability-classified Warrants
November 2015 Investors	104,168	104,168	$63.60	May 2021
November 2015 Placement Agent	279	279	$63.60	Nov. 2020
March 2016 Investors	50,651	50,651	$50.40	Sept. 2021
September 2016 Investors	67,084	67,084	$36.00	Mar. 2022
June 2017 Investors	126,264	126,264	$48.00	Dec. 2022
June 2017 Placement Agent	15,153	15,153	$49.50	June 2022
October 2017 Investors	136,058	136,058	$34.20	Apr. 2023
October 2017 Placement Agent	16,327	16,327	$36.72	Oct. 2022
Total liability classified warrants	515,984	515,984

Equity-classified Warrants
October 2018 Investors	480,771	480,771	$20.04	Apr. 2024
October 2018 Placement Agent	28,848	28,848	$19.50	Oct. 2023
January 2019 Investors	895,886	895,886	$9.60	Jan. 2024
Total equity-classified warrants	1,405,505	1,405,505

Total outstanding warrants	1,921,489	1,921,489

	Number of Warrants:
Warrant Issuance	December 31, 2019	December 31, 2018	Exercise Price	Expiration Date
Liability-classified Warrants
January 2014 Investors	-	39,683	$153.60	Jan. 2019
November 2015 Investors	104,168	104,168	$63.60	May 2021
November 2015 Placement Agent	279	279	$63.60	Nov. 2020
March 2016 Investors	50,651	50,651	$50.40	Sept. 2021
September 2016 Investors	67,084	67,084	$36.00	Mar. 2022
June 2017 Investors	126,264	126,264	$48.00	Dec. 2022
June 2017 Placement Agent	15,153	15,153	$49.50	June 2022
October 2017 Investors	136,058	136,058	$34.20	Apr. 2023
October 2017 Placement Agent	16,327	16,327	$36.72	Oct. 2022
Total liability classified warrants	515,984	555,667

Equity-classified Warrants
October 2018 Investors	480,771	480,771	$20.04	Apr. 2024
October 2018 Placement Agent	28,848	28,848	$19.50	Oct. 2023
January 2019 Investors	895,886	-	$9.60	Jan. 2024
Total equity-classified warrants	1,405,505	509,619

Total outstanding warrants	1,921,489	1,065,286

Summary Of Changes In Warrants Outstanding During The Period

	Number of Warrants
	Liability-classified	Equity- classified	Total	Weighted average exercise price
Balance, January 1, 2020	515,984	1,405,505	1,921,489	$22.10
Issued during the period	-	-	-	$-
Exercised during the period	-	-	-	$-
Expired during the period	-	-	-	$-

Balance, June 30, 2020	515,984	1,405,505	1,921,489	$22.10

	Number of Warrants
	Liability-classified	Equity- classified	Total	Weighted average exercise price
Balance, January 1, 2019	555,667	509,619	1,065,286	$37.52
Issued during the period	-	895,886	895,886	$9.60
Exercised during the period	-	-	-	$-
Expired during the period	(39,683)	-	(39,683)	$153.60

Balance, December 31, 2019	515,984	1,405,505	1,921,489	$22.10

Schedule Of Fair Value Of Warrants Issued

	Fair Value as of:
Warrant Issuance:	June 30, 2020	December 31, 2019
November 2015 Investors	$3,286	$55
November 2015 Placement Agent	-	-
March 2016 Investor	6,362	439
September 2016 Investors	28,765	3,196
June 2017 Investors	83,463	11,736
June 2017 Placement Agent	6,348	845
October 2017 Investors	129,299	23,772
October 2017 Placement Agent	11,288	1,674
Total:	$268,811	$41,717

	Fair Value as of:
Warrant Issuance:	December 31, 2019	December 31, 2018
November 2015 Investors	$55	$234,918
November 2015 Placement Agent	-	435
March 2016 Investor	439	160,099
September 2016 Investors	3,196	333,834
June 2017 Investors	11,736	623,324
June 2017 Placement Agent	845	65,149
October 2017 Investors	23,772	801,551
October 2017 Placement Agent	1,674	88,276
Total:	$41,717	$2,307,586

Schedule Of Assumptions Used In Calculating Fair Value Of Warrants

	June 30, 2020	December 31, 2019
Trading market prices	$2.84	$1.91
Fundamental transaction volatility	134%	102%
Dividend	-	-
Fundamental transaction risk-free rate	0.17-0.21%	1.57-1.72%
Equivalent volatility	92-103% %	85-94%
Equivalent risk-free rate	0.16%	1.57-1.59%
Fundamental transaction likelihood	90%	50%
Fundamental transaction timing	September 2020	April 2020

	December 31, 2019	December 31, 2018
Trading market prices	$1.91	$11.16
Estimated future volatility	102%	105%
Dividend	-	-
Estimated future risk-free rate	1.57-1.72%	2.35-2.53%
Equivalent volatility	85-94%	99-104%
Equivalent risk-free rate	1.57-1.59%	2.51-2.55%
Fundamental transaction likelihood	50%	5%
Fundamental transaction timing	April 2020	End of warrant term

Schedule Of Unrealized Gain/(Loss) On Fair Value Of Warrants

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2020	2019	2020	2019
November 2015 Investors	$(2,315)	$27,069	$(3,231)	$224,153
November 2015 Placement Agent	-	55	-	435
March 2016 Investors	(5,122)	32,874	(5,923)	147,673
September 2016 Investors	(14,126)	72,213	(25,569)	290,082
June 2017 Investors	(53,099)	129,559	(71,727)	517,950
June 2017 Placement Agent	(3,774)	14,553	(5,503)	56,464
October 2017 Investors	(83,121)	135,125	(105,527)	631,626
October 2017 Placement Agent	(7,145)	16,035	(9,614)	72,471
Total:	$(168,702)	$427,483	$(227,094)	$1,940,854

	For the Year Ended December 31,
	2019	2018
Expired Warrants	$-	$64,307
November 2015 Investors	234,863	1,025,132
November 2015 Placement Agent	435	2,501
March 2016 Investors	159,660	537,455
September 2016 Investors	330,638	720,249
June 2017 Investors	611,588	1,358,540
June 2017 Placement Agent	64,304	156,442
October 2017 Investors	777,779	1,504,001
October 2017 Placement Agent	86,602	177,422
Total:	$2,265,869	$5,546,049